SECURITIES - EXPECTED MATURITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Investments by rolling maturity, Available-for-Sale, Amortized Cost
Due after one year through five years	$ 10,265
Residential agency mortgage-backed	40,041
Total	50,306
Investments by rolling maturity, Available-for-Sale, Fair Value
Due after one year through five years	10,215
Residential agency mortgage-backed	39,727
Fair Value	49,942	$ 54,214
Investments by rolling maturity, Held-to-Maturity, Amortized Cost
Due after one year through five years	260
Due after five years through ten years	60
Residential agency mortgage-backed	6
Amortized Cost	326	331
Investments by rolling maturity, Held-to-Maturity, Fair Value
Due after one year through five years	265
Due after five years through ten years	61
Residential agency mortgage-backed	6
Fair Value	$ 332	$ 341